Shareholder Report, Holdings (Details)	Jun. 30, 2024
Schwab Variable Share Price Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	94.10%	[1]
Schwab Variable Share Price Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Variable Share Price Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Variable Share Price Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Variable Share Price Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Variable Share Price Money Fund Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
Schwab Variable Share Price Money Fund Ultra Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Variable Share Price Money Fund Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
Schwab Variable Share Price Money Fund Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
Schwab Variable Share Price Money Fund Ultra Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Schwab Variable Share Price Money Fund Ultra Shares | Certificates Of Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Variable Share Price Money Fund Ultra Shares | U.S.Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Variable Share Price Money Fund Ultra Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab Variable Share Price Money Fund Ultra Shares | Asset Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Variable Share Price Money Fund Ultra Shares | Non Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Variable Share Price Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Variable Share Price Money Fund Ultra Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Retirement Government Money Fund | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	83.20%	[1]
Schwab Retirement Government Money Fund | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Retirement Government Money Fund | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab Retirement Government Money Fund | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Retirement Government Money Fund | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Retirement Government Money Fund | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Retirement Government Money Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab Retirement Government Money Fund | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
Schwab Retirement Government Money Fund | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
Schwab Retirement Government Money Fund | U.S.Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
Schwab Retirement Government Money Fund | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Retirement Government Money Fund | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab New York Municipal Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	85.10%	[1]
Schwab New York Municipal Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab New York Municipal Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab New York Municipal Money Fund Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab New York Municipal Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab New York Municipal Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Schwab New York Municipal Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[2]
Schwab New York Municipal Money Fund Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[2]
Schwab New York Municipal Money Fund Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
Schwab New York Municipal Money Fund Ultra Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Schwab New York Municipal Money Fund Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Schwab New York Municipal Money Fund Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
Schwab New York Municipal Money Fund Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	85.10%	[1]
Schwab New York Municipal Money Fund Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab New York Municipal Money Fund Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab New York Municipal Money Fund Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab New York Municipal Money Fund Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab New York Municipal Money Fund Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Schwab New York Municipal Money Fund Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[2]
Schwab New York Municipal Money Fund Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[2]
Schwab New York Municipal Money Fund Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
Schwab New York Municipal Money Fund Investor Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Schwab New York Municipal Money Fund Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Schwab New York Municipal Money Fund Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
Schwab California Municipal Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	57.00%	[1]
Schwab California Municipal Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab California Municipal Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
Schwab California Municipal Money Fund Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab California Municipal Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab California Municipal Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab California Municipal Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[2]
Schwab California Municipal Money Fund Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
Schwab California Municipal Money Fund Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Schwab California Municipal Money Fund Ultra Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[2]
Schwab California Municipal Money Fund Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab California Municipal Money Fund Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Schwab California Municipal Money Fund Ultra Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Schwab California Municipal Money Fund Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	57.00%	[1]
Schwab California Municipal Money Fund Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab California Municipal Money Fund Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
Schwab California Municipal Money Fund Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab California Municipal Money Fund Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab California Municipal Money Fund Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab California Municipal Money Fund Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[2]
Schwab California Municipal Money Fund Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
Schwab California Municipal Money Fund Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Schwab California Municipal Money Fund Investor Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[2]
Schwab California Municipal Money Fund Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab California Municipal Money Fund Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Schwab California Municipal Money Fund Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	78.30%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab AMT Tax-Free Money Fund Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.90%
Schwab AMT Tax-Free Money Fund Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	18.60%
Schwab AMT Tax-Free Money Fund Ultra Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab AMT Tax-Free Money Fund Ultra Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab AMT Tax-Free Money Fund Ultra Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab AMT Tax-Free Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
Schwab AMT Tax-Free Money Fund Ultra Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2],[3]
Schwab AMT Tax-Free Money Fund Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	78.30%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab AMT Tax-Free Money Fund Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.90%
Schwab AMT Tax-Free Money Fund Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	18.60%
Schwab AMT Tax-Free Money Fund Investor Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab AMT Tax-Free Money Fund Investor Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab AMT Tax-Free Money Fund Investor Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab AMT Tax-Free Money Fund Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
Schwab AMT Tax-Free Money Fund Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2],[3]
Schwab Municipal Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	81.70%	[1]
Schwab Municipal Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Municipal Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Municipal Money Fund Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Municipal Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Municipal Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab Municipal Money Fund Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Municipal Money Fund Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	17.10%
Schwab Municipal Money Fund Ultra Shares | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Municipal Money Fund Ultra Shares | GEORGIA
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Municipal Money Fund Ultra Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Municipal Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	53.60%	[2]
Schwab Municipal Money Fund Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
Schwab Municipal Money Fund Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
Schwab Municipal Money Fund Ultra Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[2]
Schwab Municipal Money Fund Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
Schwab Municipal Money Fund Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
Schwab Municipal Money Fund Ultra Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
Schwab Municipal Money Fund, Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	81.70%	[1]
Schwab Municipal Money Fund, Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Municipal Money Fund, Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Municipal Money Fund, Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Municipal Money Fund, Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Municipal Money Fund, Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab Municipal Money Fund, Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Municipal Money Fund, Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	17.10%
Schwab Municipal Money Fund, Investor Shares | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Municipal Money Fund, Investor Shares | GEORGIA
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Municipal Money Fund, Investor Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Municipal Money Fund, Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	53.60%	[2]
Schwab Municipal Money Fund, Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
Schwab Municipal Money Fund, Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
Schwab Municipal Money Fund, Investor Shares | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[2]
Schwab Municipal Money Fund, Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
Schwab Municipal Money Fund, Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
Schwab Municipal Money Fund, Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
Schwab Treasury Obligations Money Fund, Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	78.50%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab Treasury Obligations Money Fund, Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%	[4]
Schwab Treasury Obligations Money Fund, Ultra Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[4]
Schwab Treasury Obligations Money Fund, Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	78.50%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab Treasury Obligations Money Fund, Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%	[4]
Schwab Treasury Obligations Money Fund, Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%	[4]
Schwab Treasury Obligations Money Fund, Investor Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[4]
Schwab U.S. Treasury Money Fund, Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	36.90%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab U.S. Treasury Money Fund, Ultra Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
Schwab U.S. Treasury Money Fund, Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	36.90%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab U.S. Treasury Money Fund, Investor Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
Schwab Government Money Fund, Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	82.40%	[1]
Schwab Government Money Fund, Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Government Money Fund, Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Government Money Fund, Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Government Money Fund, Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Government Money Fund, Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Government Money Fund, Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab Government Money Fund, Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Schwab Government Money Fund, Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Schwab Government Money Fund, Ultra Shares | U.S.Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
Schwab Government Money Fund, Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Government Money Fund, Ultra Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Government Money Fund, Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	82.40%	[1]
Schwab Government Money Fund, Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Government Money Fund, Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Government Money Fund, Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Government Money Fund, Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Government Money Fund, Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Government Money Fund, Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab Government Money Fund, Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Schwab Government Money Fund, Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Schwab Government Money Fund, Investor Shares | U.S.Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
Schwab Government Money Fund, Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Government Money Fund, Investor Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Government Money Fund Sweep Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	82.40%	[1]
Schwab Government Money Fund Sweep Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab Government Money Fund Sweep Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Government Money Fund Sweep Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Government Money Fund Sweep Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Government Money Fund Sweep Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Government Money Fund Sweep Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab Government Money Fund Sweep Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Schwab Government Money Fund Sweep Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Schwab Government Money Fund Sweep Shares | U.S.Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
Schwab Government Money Fund Sweep Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Government Money Fund Sweep Shares | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Value Advantage Money Fund Ultra Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	73.80%	[1]
Schwab Value Advantage Money Fund Ultra Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Value Advantage Money Fund Ultra Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Schwab Value Advantage Money Fund Ultra Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Value Advantage Money Fund Ultra Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Value Advantage Money Fund Ultra Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab Value Advantage Money Fund Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
Schwab Value Advantage Money Fund Ultra Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Value Advantage Money Fund Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Schwab Value Advantage Money Fund Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Schwab Value Advantage Money Fund Ultra Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Schwab Value Advantage Money Fund Ultra Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Schwab Value Advantage Money Fund Ultra Shares | Asset Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Value Advantage Money Fund Ultra Shares | Non Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Value Advantage Money Fund Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Value Advantage Money Fund Ultra Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Value Advantage Money Fund Ultra Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
Schwab Value Advantage Money Fund Investor Shares | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	73.80%	[1]
Schwab Value Advantage Money Fund Investor Shares | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Value Advantage Money Fund Investor Shares | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Schwab Value Advantage Money Fund Investor Shares | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Value Advantage Money Fund Investor Shares | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Value Advantage Money Fund Investor Shares | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab Value Advantage Money Fund Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
Schwab Value Advantage Money Fund Investor Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Value Advantage Money Fund Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Schwab Value Advantage Money Fund Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Schwab Value Advantage Money Fund Investor Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Schwab Value Advantage Money Fund Investor Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Schwab Value Advantage Money Fund Investor Shares | Asset Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Value Advantage Money Fund Investor Shares | Non Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Value Advantage Money Fund Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Value Advantage Money Fund Investor Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Value Advantage Money Fund Investor Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%

[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[3]	Less than 0.05%.
[4]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.